Expense Example, No Redemption - 1290 Diversified Bond Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 523
Expense Example, No Redemption, 3 Years	816
Expense Example, No Redemption, 5 Years	1,130
Expense Example, No Redemption, 10 Years	2,020
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	305
Expense Example, No Redemption, 5 Years	579
Expense Example, No Redemption, 10 Years	1,361
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	461
Expense Example, No Redemption, 5 Years	844
Expense Example, No Redemption, 10 Years	1,920
Class T
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	325
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	945
Expense Example, No Redemption, 10 Years	$ 1,853